Business Combinations (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Accounts receivable		$ 768,005
Customer contracts		183,107
License		1,726,965
Goodwill		6,517,315
Accounts payable		(532,292)
Deferred revenue		(63,100)
Total estimated fair value of the assets acquired		$ 8,600,000
Scouted Asset Purchase
Intangible assets, including sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets	$ 1,805,183
Accounts payable	0
Total estimated fair value of the assets acquired	1,805,183
Upsider Asset Purchase
Intangible assets, including sales and client relationships, contracts, intellectual property, partnership and vendor agreements and certain other assets	4,047,848
Accounts payable	(108,500)
Total estimated fair value of the assets acquired	$ 3,939,348